Basis of Preparation and Accounting Policies - Estimated Useful Life of Assets (Detail)	12 Months Ended
Dec. 31, 2019
Freehold buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of Property, plant and equipment	50 years
Leasehold land, buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of estimated useful life of Property, plant and equipment	Shorter of 15 to 50 years or lease term
Bottom of range [member] | Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of Property, plant and equipment	3 years
Bottom of range [member] | Office furniture, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of Property, plant and equipment	3 years
Bottom of range [member] | Motor and transport vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of Property, plant and equipment	3 years 6 months
Top of range [member] | Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of Property, plant and equipment	20 years
Top of range [member] | Office furniture, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of Property, plant and equipment	20 years
Top of range [member] | Motor and transport vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of Property, plant and equipment	15 years